Stockholder Equity (Details) - shares	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Equity [Abstract]
Common stock, issued (in shares)	1,000	1,000	1,000
Common stock, outstanding (in shares)	1,000	1,000	1,000